Note 5 - Inventories	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Inventory Disclosure [Text Block]	NOTE 5 – INVENTORIES The Company had finished goods inventories of $45,760 and $60,661 as of December 31, 2024, and 2023, respectively.